Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and equivalents	$ 4,819	$ 5,897
Marketable securities and short-term investments	948	2,713
Receivables, net	10,773	9,970
Inventories, net	5,737	4,878
Prepaid expenses	227	193
Deferred taxes	932	896
Other current assets	351	801
Total current assets	23,787	25,348
Property, plant and equipment, net	4,922	4,356
Goodwill	7,269	4,085
Other intangible assets, net	2,253	701
Prepaid pension and other employee benefits	139	173
Investments in equity-accounted companies	156	19
Deferred taxes	318	846
Other non-current assets	804	767
Total assets	39,648	36,295
Accounts payable, trade	4,789	4,555
Billings in excess of sales	1,819	1,730
Employee and other payables	1,361	1,526
Short-term debt and current maturities of long-term debt	765	1,043
Advances from customers	1,757	1,764
Deferred taxes	305	357
Provisions for warranties	1,324	1,393
Provisions and other current liabilities	2,619	2,726
Accrued expenses	1,822	1,644
Total current liabilities	16,561	16,738
Long-term debt	3,231	1,139
Pension and other employee benefits	1,487	831
Deferred taxes	537	411
Other non-current liabilities	1,496	1,718
Total liabilities	23,312	20,837
Commitments and contingencies
Stockholders' equity:
Capital stock and additional paid-in capital (2,314,743,264 and 2,308,782,064 issued shares at December 31, 2011 and 2010, respectively)	1,621	1,454
Retained earnings	16,988	15,389
Accumulated other comprehensive loss	(2,408)	(1,517)
Treasury stock, at cost (24,332,144 and 25,317,453 shares at December 31, 2011 and 2010, respectively)	(424)	(441)
Total ABB stockholders' equity	15,777	14,885
Noncontrolling interests	559	573
Total stockholders' equity	16,336	15,458
Total liabilities and stockholders' equity	$ 39,648	$ 36,295